DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Derivative instruments [Abstract]
Detailed information about derivative assets and derivative liabilities [text block]
	As at December 31
(in millions of U.S. dollars)	2017	2016
DERIVATIVE ASSETS
Gold price option contracts	-	17.6
Diesel swap contracts	-	0.1
Copper forward contracts	-	0.3
Total derivative assets	-	18.0
DERIVATIVE LIABILITIES
Share purchase warrants(1)	-	1.3
Unsettled provisionally priced concentrate derivatives, and swap contracts(2)	1.9	4.5
Copper price option contracts(3)	4.1	-
Total derivative liabilities	6.0	5.8
1.	On June 28, 2017, New Gold’s share purchase warrants expired, unexercised. As at December 31, 2016, share purchase warrants were included in trade and other payables.
2.	Unsettled provisionally priced concentrate derivatives are included within trade and other receivables in the statement of financial position.
3.	Copper price option contracts are included within trade and other payables in the statement of financial position.

Disclosure of detailed information about hedging instruments [text block]
	Year ended December 31
(in millions of U.S. dollars)	2017	2016
Effective portion of change in fair value of hedging instruments
Foreign exchange gain on cash and cash equivalents designated as hedging instruments	-	4.9
Reclassification of realized foreign exchange gain on cash and cash equivalents designated as hedging instrument	-	3.2
Unrealized (loss) gain on diesel swap contracts (i)	(0.4)	1.2
Realized loss on settlement of diesel swap contracts (i)	0.3	2.5
Deferred income tax related to hedging instruments	-	(1.5)
Total hedging gains (losses) in other comprehensive income	(0.1)	10.3

Detailed information about the realised and unrealised gainlosses on provisionally priced sales [text block]
The following tables summarize the realized and unrealized gains (losses) on provisionally priced sales:

Year ended December 31, 2017
(in millions of U.S. dollars)	Gold	Copper	Total
Gain (LOSS) on the provisional pricing of concentrate sales
Realized	1.9	10.0	11.9
Unrealized	0.1	4.1	4.2
Total gain (loss)	2.0	14.1	16.1

Year ended December 31, 2016
(in millions of U.S. dollars)	Gold	Copper	Total
(Loss) Gain on the provisional pricing of concentrate sales
Realized	2.8	6.8	9.6
Unrealized	(1.5)	6.0	4.5
Total (loss) gain	1.3	12.8	14.1

Detailed information about the realised and unrealised gainlosses on gold and copper swap contracts [text block]
The following tables summarize the realized and unrealized gains (losses) on gold and copper swap contracts:

Year ended December 31, 2017
(in millions of U.S. dollars)	Gold	Copper	Total
Gain (loss) on swap contracts
Realized	(2.0)	(16.8)	(18.8)
Unrealized	(0.3)	(5.8)	(6.1)
Total gain (loss)	(2.3)	(22.6)	(24.9)

Year ended December 31, 2016
(in millions of U.S. dollars)	Gold	Copper	Total
Gain (loss) on swap contracts
Realized	(2.6)	(4.1)	(6.7)
Unrealized	1.4	(10.3)	(8.9)
Total gain (loss)	(1.2)	(14.4)	(15.6)

Detailed information about the net exposure to the impact of movements in market commodity prices for provisionally priced sales [text block]
The following table summarizes the net exposure to the impact of movements in market commodity prices for provisionally priced sales:

As at December 31
	2017	2016
Volumes subject to final pricing net of outstanding swaps
Gold ounces (000s)	2.0	4.0
Copper pounds (millions)	1.6	3.0

Detailed information about the remaining contracts of metal option [Text Block]

	Quantity outstanding	Remaining term	Exercise price ($/lb)	Fair value - asset (liability) (1)
COPPER price option contracts outstanding
Copper call contracts - sold	27,600 tonnes	January – December 2018	3.37	(7.8)
Copper put contracts - purchased	27,600 tonnes	January – December 2018	3.00	3.7
1.
The Company presents the fair value of its put and call options on a net basis on the consolidated statements of financial position. The Company has a legally enforceable right to set off the amounts under its option contracts and intends to settle on a net basis.